RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Mr. Xiaoping Chen	Founder
Foshan Viomi and its subsidiaries (“Foshan Viomi”)*	Controlled by a principal shareholder of the Company
Xiaomi	Shareholder of the Group

* Due to the Disposal as mentioned above (See Note 1), the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viom was terminated on July 19, 2025, which resulted in Foshan Viomi’s shareholder, Mr. Chen, fully controlling Foshan Viomi and its subsidiaries. As a result, Foshan Viomi and its subsidiaries became to the Group’s related parties since August 31, 2024, and all transactions between the Group and Foshan Viomi during the period from September 1, 2024 to December 31, 2024, and any amount due from/due to Foshan Viomi were disclosed as related party transactions and balances.

20.	RELATED PARTY TRANSACTIONS (Continued)

The Group’s relationship with Xiaomi

Xiaomi is the Group’s strategic partner and shareholder.

The Group’s sales to Xiaomi are governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Xiaomiyoupin.com, and is charged of commissions pursuant to a commission sales agreement.

Transaction with Xiaomi

Business cooperation agreement

The current business corporation agreement entered into in 2024 with Xiaomi governs all the Group’s sales to Xiaomi. It will expire in September 2026.

Under the business cooperation agreement, (i) certain products sold to Xiaomi are exclusively designed for and can only be sold to Xiaomi, (ii) Xiaomi shall purchase these products at a price that covers all of the Group’s costs of raw materials, outsourcing manufacture, models, logistics and paid intellectual property licensing fees, in connection with the manufacture and delivery of these products, and (iii) Xiaomi and the Group shall share gross profits, derived from sales of these products, the retail prices of which were set by Xiaomi and the Group together.

Youpin commission sales agreement

The Group has entered into a commission sales agreement with Xiaomi for the sale of the Group’s own branded products on an E-platform operated by Xiaomi, namely Youpin. The commission sales agreement expired on December 31, 2023. The agreement has been renewed in 2024 and it has become non-fixed-term agreement since then. Furthermore, this agreement may be terminated by Xiaomi with 30 days’ written notice.

Under the commission sales agreement, the Group shall pay a service fee, calculated as certain portion of the sales price excluding customers’ refunds or as otherwise agreed by the parties with respect to specific product lines, as well as a deposit to Xiaomi. The retail prices of the Group’s products on Youpin’s platform shall be no higher than the sales price from any other e-commerce merchants or the Group’s official offline sales channel, including in the event of sales or promotion. Refer to Note 20 (5) to the consolidated financial statements for the commission expenses charged by Youpin for the years ended December 31, 2022, 2023, and 2024.

Transaction with Mr. Xiaoping Chen

On July 19, 2024, to implement its focus strategy for the Home water solution businesses, the Group entered into definitive agreement with Mr. Xiaoping Chen and Zhuhai Yungui Enterprise Management Consulting Limited Partnership, an entity controlled by Mr. Chen (“Zhuhai Yungui”) (together with Mr. Xiaoping Chen, “Buyer”), to divest the Company’s business involving Internet-of-things-enabled (“IoT-enabled”) smart home portfolio products for a total consideration of RMB65 million in cash. The transaction was closed on August 31, 2024.

Transactions with Foshan Viomi

The Group sells water purifiers and other products to and purchases raw materials from Foshan Viomi. In addition, The Group leases its office premises to Foshan Viomi, and the Group also engages Foshan Viomi for other services such as transportation services, maintenance services as well as installation services etc.

20.	RELATED PARTY TRANSACTIONS (Continued)
(1)	Amount due from/to related parties

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	4,365	591,221

Other receivables from related parties:
Other receivables from Xiaomi	100	100
Other receivables from Foshan Viomi	—	11,134
Total	100	11,234

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	—	835
Selling and marketing expenses payable to Xiaomi(c)	3,444	—
Total	3,444	835

(2)	Purchase from related parties

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Xiaomi(a)	23,674	26,341	13,546
Foshan Viomi(d)	—	—	17,144
Total	23,674	26,341	30,690

(3)	Revenue from related parties

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Xiaomi(a)	1,336,612	1,292,880	1,752,246
Foshan Viomi(d)	—	—	66,852
Total	1,336,612	1,292,880	1,819,098

(4)	Research and development expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Xiaomi(a)	2,791	716	273

20.	RELATED PARTY TRANSACTIONS (Continued)
(5)	Selling and marketing expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	13,491	6,961	13,477
Other expenses charged by Xiaomi(b)	2,545	797	—
Other expenses charged by Foshan Viomi(e)	—	—	400
Total	16,036	7,758	13,877

(6)	Other income and expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest income(f)	—	—	1,902
Interest expense(g)	—	—	485
Total	—	—	2,387
(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
(c)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.
(d)	The Group purchases certain raw materials from Foshan Viomi and its subsidiary. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.
(e)	The Group’s related party provides transportation services, maintenance services as well as installation services for the Group.
(f)	On July 1, 2024, the Company entered into a loan agreement with Foshan Viomi to lend USD20.0 million for its working capital needs with maturity date on November 20, 2028. The loan has a fixed interest rate of 4.0% per annum. The loan was fully collected from Foshan Viomi as of December 31, 2024.
(g)	On February 14, 2019, Guangdong Lizi entered into a loan agreement with Foshan Viomi to borrow RMB10.0 million. The loan has a fixed interest rate of 4.8% per annum. The loan was fully repaid by Guangdong Lizi on November 28, 2024.